Assets pledged and collateral	6 Months Ended
Jun. 30, 2021
Assets pledged and collateral
32 Assets pledged and collateral
The Group pledges assets mainly for repurchase agreements and other securities financing. Certain pledged assets may be encumbered, meaning they have the right to be sold or repledged. The encumbered assets are disclosed on the consolidated balance sheet.
Assets pledged
end of	2Q21	4Q20
CHF million
Total assets pledged or assigned as collateral	116,523	144,355
of which encumbered	55,154	82,950	[1]
1 Prior period has been corrected.
Collateral
The Group receives cash and securities in connection with resale agreements, securities borrowing and loans, derivative transactions and margined broker loans. A significant portion of the collateral and securities received by the Group was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.
Collateral
end of	2Q21	4Q20	[1]
CHF million
Fair value of collateral received with the right to sell or repledge	370,803	385,515
of which sold or repledged	135,894	158,567
1 Prior period has been corrected.

Bank
Assets pledged and collateral
31 Assets pledged and collateral
> Refer to “Note 32 – Assets pledged and collateral” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q21 and to ”Note 36 – Assets pledged and collateral” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2020 for further information.
Assets pledged
end of	6M21	2020
CHF million
Total assets pledged or assigned as collateral	116,523	144,355
of which encumbered	55,154	82,950	[1]
1 Prior period has been corrected.
Collateral
end of	6M21	2020	[1]
CHF million
Fair value of collateral received with the right to sell or repledge	370,803	385,515
of which sold or repledged	135,894	158,567
1 Prior period has been corrected.